UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2021

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Income Fund of Boston

Semiannual Report

April 30, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report April 30, 2021

Eaton Vance

Income Fund of Boston

Eaton Vance

Income Fund of Boston

April 30, 2021

Performance1,2

Portfolio Managers Kelley Baccei Gerrity, Stephen C. Concannon, CFA and Jeffrey D. Mueller

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years

Class A at NAV	06/15/1972	06/15/1972	7.35%	16.74%	5.85%	5.49%
Class A with 4.75% Maximum Sales Charge	—	—	2.19	11.24	4.82	4.97
Class C at NAV	06/21/2002	06/15/1972	7.13	16.00	5.08	4.71
Class C with 1% Maximum Sales Charge	—	—	6.13	15.00	5.08	4.71
Class I at NAV	07/01/1999	06/15/1972	7.68	17.01	6.15	5.77
Class R at NAV	01/05/2004	06/15/1972	7.21	16.40	5.61	5.24
Class R6 at NAV	07/01/2014	06/15/1972	7.52	17.12	6.21	5.83

ICE BofA U.S. High Yield Index	—	—	8.12%	20.10%	7.33%	6.26%
ICE BofA U.S. High Yield Constrained Index	—	—	8.13	20.01	7.31	6.25

% Total Annual Operating Expense Ratios[3]		Class A	Class C	Class I	Class R	Class R6

Gross		1.03%	1.78%	0.78%	1.28%	0.69%
Net		1.00	1.75	0.75	1.25	0.66

Fund Profile

Credit Quality (% of bonds and loans)4

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Income Fund of Boston

April 30, 2021

Endnotes and Additional Disclosures

[1]

ICE BofA U.S. High Yield Index is an unmanaged index of below- investment grade U.S. corporate bonds. ICE BofA U.S. High Yield Constrained Index is an unmanaged index of below-investment grade U.S. corporate bonds, with issuer exposure capped at 2%. ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability. Eaton Vance has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products. BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

[3]

Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 2/28/22. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

[4]

Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. For purposes of ratings restrictions, the average of Moody’s, S&P and Fitch is used. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Fund profile subject to change due to active management.

3

Eaton Vance

Income Fund of Boston

April 30, 2021

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2020 – April 30, 2021).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (11/1/20)	Ending Account Value (4/30/21)	Expenses Paid During Period* (11/1/20 – 4/30/21)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,073.50	$5.14	**	1.00%
Class C	$1,000.00	$1,071.30	$8.99	**	1.75%
Class I	$1,000.00	$1,076.80	$3.86	**	0.75%
Class R	$1,000.00	$1,072.10	$6.42	**	1.25%
Class R6	$1,000.00	$1,075.20	$3.40	**	0.66%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.80	$5.01	**	1.00%
Class C	$1,000.00	$1,016.10	$8.75	**	1.75%
Class I	$1,000.00	$1,021.10	$3.76	**	0.75%
Class R	$1,000.00	$1,018.60	$6.26	**	1.25%
Class R6	$1,000.00	$1,021.50	$3.31	**	0.66%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2020.

**	Absent an allocation of certain expenses to affiliates, expenses would be higher.

4

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited)

Common Stocks — 0.8%
Security	Shares	Value

Broadcasting — 0.1%

iHeartMedia, Inc., Class A(1)(2)	177,636	$3,399,953

		$3,399,953

Consumer Products — 0.0%(3)

HF Holdings, Inc.(1)(4)(5)	3,400	$194,208

		$194,208

Diversified Media — 0.0%(3)

Clear Channel Outdoor Holdings, Inc.(1)(2)	139,418	$349,939

		$349,939

Energy — 0.4%

Ascent CNR Corp., Class A(1)(4)(5)	32,029,863	$6,726,271

Extraction Oil & Gas, Inc.(1)	392,400	16,394,472

Extraction Oil & Gas, Inc.(1)(4)(5)	18,798	782,770

Nine Point Energy Holdings, Inc.(1)(4)(5)	157,059	0

		$23,903,513

Environmental — 0.1%

GFL Environmental, Inc.	300,300	$9,888,879

		$9,888,879

Gaming — 0.0%

New Cotai Participation Corp., Class B(1)(4)(5)	36	$0

		$0

Homebuilders & Real Estate — 0.2%

VICI Properties, Inc.	524,000	$16,610,800

		$16,610,800

Total Common Stocks (identified cost $49,678,305)		$54,347,292

Convertible Bonds — 0.2%
Security	Principal Amount (000’s omitted)	Value

Air Transportation — 0.2%

Air Transport Services Group, Inc., 1.125%, 10/15/24	$8,539	$9,115,382

		$9,115,382

Security	Principal Amount (000’s omitted)	Value

Leisure — 0.0%(3)

Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(6)	$1,533	$2,159,231

		$2,159,231

Total Convertible Bonds (identified cost $9,563,839)		$11,274,613

Convertible Preferred Stocks — 0.5%
Security	Shares	Value

Energy — 0.0%

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)(1)(4)(5)	2,928	$0

		$0

Environmental — 0.3%

GFL Environmental, Inc., 6.00%	238,016	$18,224,885

		$18,224,885

Healthcare — 0.2%

Becton Dickinson and Co., Series B, 6.00%	213,119	$11,770,563

		$11,770,563

Total Convertible Preferred Stocks (identified cost $26,670,008)		$29,995,448

Corporate Bonds — 88.1%
Security	Principal Amount* (000’s omitted)	Value

Aerospace — 2.7%

Bombardier, Inc.:

6.125%, 1/15/23(6)	16,066	$16,861,749

7.50%, 12/1/24(6)	3,340	3,394,275

7.875%, 4/15/27(6)	14,584	14,565,770

BWX Technologies, Inc.:

4.125%, 6/30/28(6)	8,345	8,514,696

4.125%, 4/15/29(6)	7,093	7,296,924

5.375%, 7/15/26(6)	10,495	10,833,988

Moog, Inc., 4.25%, 12/15/27(6)	10,223	10,529,792

Rolls-Royce PLC, 5.75%, 10/15/27(6)	26,287	28,242,227

TransDigm UK Holdings PLC, 6.875%, 5/15/26	5,020	5,292,962

TransDigm, Inc.:

4.625%, 1/15/29(6)	11,770	11,618,520

5	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Aerospace (continued)

TransDigm, Inc.: (continued)

5.50%, 11/15/27		15,419	$16,066,521

6.25%, 3/15/26(6)		16,947	17,963,820

6.375%, 6/15/26		9,600	9,967,632

6.50%, 5/15/25		7,070	7,178,334

7.50%, 3/15/27		7,253	7,779,350

			$176,106,560

Air Transportation — 1.0%

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(6)		19,773	$20,786,366

5.75%, 4/20/29(6)		19,773	21,211,486

Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(6)		8,059	8,854,879

United Airlines, Inc.:

4.375%, 4/15/26(6)		8,188	8,507,086

4.625%, 4/15/29(6)		8,217	8,549,378

			$67,909,195

Automotive & Auto Parts — 4.8%

Clarios Global, L.P., 6.75%, 5/15/25(6)		4,047	$4,351,820

Clarios Global, L.P./Clarios US Finance Co.:

4.375%, 5/15/26(7)	EUR	23,368	29,077,466

6.25%, 5/15/26(6)		8,013	8,509,305

8.50%, 5/15/27(6)		24,419	26,403,044

Ford Motor Co.:

4.75%, 1/15/43		19,531	19,724,845

7.45%, 7/16/31		14,373	18,515,730

8.50%, 4/21/23		15,743	17,651,839

9.00%, 4/22/25		23,301	28,485,473

9.625%, 4/22/30		9,753	13,690,823

Ford Motor Credit Co., LLC:

1.429%, (3 mo. USD LIBOR + 1.24%), 2/15/23(8)		2,470	2,451,712

2.90%, 2/16/28		4,218	4,139,355

2.979%, 8/3/22		408	415,069

3.087%, 1/9/23		3,749	3,824,751

3.339%, 3/28/22		3,932	3,991,177

3.37%, 11/17/23		9,445	9,740,156

3.815%, 11/2/27		20,089	20,620,756

4.00%, 11/13/30		9,839	10,061,263

4.125%, 8/17/27		35,978	37,645,940

4.271%, 1/9/27		4,368	4,595,070

4.375%, 8/6/23		2,493	2,637,070

5.113%, 5/3/29		5,476	5,991,073

5.125%, 6/16/25		9,083	9,933,623

Security	Principal Amount* (000’s omitted)	Value

Automotive & Auto Parts (continued)

Ford Motor Credit Co., LLC: (continued)

5.584%, 3/18/24	1,976	$2,157,258

5.596%, 1/7/22	8,549	8,807,351

Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(6)	14,912	15,449,130

Wheel Pros, Inc., 6.50%, 5/15/29(6)(9)	5,384	5,404,782

		$314,275,881

Banking & Thrifts — 0.3%

JPMorgan Chase & Co.:

Series HH, 4.60% to 2/1/25(10)(11)	12,584	$12,992,980

Series S, 6.75% to 2/1/24(10)(11)	5,692	6,328,793

		$19,321,773

Broadcasting — 3.0%

Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(6)	19,767	$14,454,619

Entercom Media Corp., 6.75%, 3/31/29(6)	16,478	17,026,717

iHeartCommunications, Inc.:

6.375%, 5/1/26	670	715,121

8.375%, 5/1/27	5,370	5,768,511

Netflix, Inc.:

4.875%, 6/15/30(6)	13,181	15,308,479

5.375%, 11/15/29(6)	5,536	6,580,920

5.50%, 2/15/22	8,685	9,016,289

5.875%, 2/15/25	5,730	6,632,475

5.875%, 11/15/28	12,610	15,358,980

Nexstar Broadcasting, Inc., 5.625%, 7/15/27(6)	9,776	10,341,297

Playtika Holding Corp., 4.25%, 3/15/29(6)	14,062	13,991,690

Scripps Escrow, Inc., 5.875%, 7/15/27(6)	7,671	8,082,818

Scripps Escrow II, Inc., 5.375%, 1/15/31(6)	7,490	7,611,563

Sirius XM Radio, Inc.:

4.125%, 7/1/30(6)	19,958	19,982,948

4.625%, 7/15/24(6)	11,738	12,060,795

5.00%, 8/1/27(6)	16,487	17,285,751

Townsquare Media, Inc., 6.875%, 2/1/26(6)	17,511	18,277,106

		$198,496,079

Building Materials — 1.4%

Builders FirstSource, Inc.:

5.00%, 3/1/30(6)	10,586	$11,262,710

6.75%, 6/1/27(6)	14,975	16,122,834

Masonite International Corp., 5.375%, 2/1/28(6)	12,664	13,376,540

SRM Escrow Issuer, LLC, 6.00%, 11/1/28(6)	18,461	19,590,259

6	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount* (000’s omitted)	Value

Building Materials (continued)

Standard Industries, Inc.:

4.375%, 7/15/30(6)		20,136	$20,211,510

4.75%, 1/15/28(6)		5,000	5,162,950

5.00%, 2/15/27(6)		3,894	4,020,555

			$89,747,358

Cable & Satellite TV — 3.8%

CCO Holdings, LLC/CCO Holdings Capital Corp.:

4.25%, 2/1/31(6)		15,415	$15,434,269

4.50%, 8/15/30(6)		34,399	35,040,197

4.50%, 5/1/32(6)		5,840	5,905,700

4.75%, 3/1/30(6)		23,215	24,259,675

5.375%, 6/1/29(6)		4,414	4,798,062

5.75%, 2/15/26(6)		8,127	8,422,904

CSC Holdings, LLC:

3.375%, 2/15/31(6)		8,257	7,753,323

4.125%, 12/1/30(6)		18,990	18,918,787

5.50%, 5/15/26(6)		14,955	15,398,416

5.75%, 1/15/30(6)		13,203	14,052,943

5.875%, 9/15/22		15,715	16,526,680

6.50%, 2/1/29(6)		3,831	4,239,940

7.50%, 4/1/28(6)		4,369	4,822,153

Virgin Media Finance PLC, 5.00%, 7/15/30(6)		8,222	8,208,269

Virgin Media Secured Finance PLC, 5.50%, 8/15/26(6)		10,359	10,761,551

Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(7)	GBP	8,916	12,667,449

Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(6)		6,250	6,341,813

Ziggo B.V.:

4.875%, 1/15/30(6)		11,070	11,390,919

5.50%, 1/15/27(6)		18,403	19,174,362

Ziggo Bond Co., B.V., 6.00%, 1/15/27(6)		3,310	3,465,156

			$247,582,568

Capital Goods — 0.2%

Patrick Industries, Inc., 4.75%, 5/1/29(6)		12,106	$12,155,937

			$12,155,937

Chemicals — 1.9%

Compass Minerals International, Inc., 6.75%, 12/1/27(6)		25,050	$27,033,709

Herens Holdco S.a.r.l., 4.75%, 5/15/28(6)(9)		5,354	5,354,000

NOVA Chemicals Corp., 4.25%, 5/15/29(6)(9)		8,012	7,951,910

Security		Principal Amount* (000’s omitted)	Value

Chemicals (continued)

Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(6)		24,828	$25,576,316

OCI N.V., 5.25%, 11/1/24(6)		4,113	4,281,242

SCIH Salt Holdings, Inc., 6.625%, 5/1/29(6)		9,129	8,992,065

SPCM S.A., 4.875%, 9/15/25(6)		7,913	8,123,328

Valvoline, Inc.:

3.625%, 6/15/31(6)		7,931	7,762,466

4.25%, 2/15/30(6)		11,891	12,203,020

W.R. Grace & Co.:

4.875%, 6/15/27(6)		14,574	15,211,612

5.625%, 10/1/24(6)		2,500	2,787,238

			$125,276,906

Consumer Products — 0.5%

Central Garden & Pet Co., 5.125%, 2/1/28		7,758	$8,251,098

Edgewell Personal Care Co., 5.50%, 6/1/28(6)		9,073	9,651,404

Energizer Holdings, Inc., 4.375%, 3/31/29(6)		6,740	6,698,279

Spectrum Brands, Inc.:

5.00%, 10/1/29(6)		2,968	3,146,080

5.50%, 7/15/30(6)		6,121	6,614,506

			$34,361,367

Containers — 0.8%

ARD Finance S.A.:

5.00%, (5.00% cash or 5.75% PIK), 6/30/27(7)(12)	EUR	9,014	$11,105,838

6.50%, (6.50% cash or 7.25% PIK), 6/30/27(6)(12)		1,313	1,375,367

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:

4.125%, 8/15/26(6)		5,255	5,412,650

5.25%, 8/15/27(6)		19,072	19,517,062

Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		4,555	4,909,630

Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		5,205	5,409,296

Silgan Holdings, Inc., 4.125%, 2/1/28		2,000	2,072,030

			$49,801,873

Diversified Financial Services — 1.4%

Ally Financial, Inc., Series B, 4.70% to 5/15/26(10)(11)		14,324	$14,556,049

Cargo Aircraft Management, Inc., 4.75%, 2/1/28(6)		14,762	15,134,593

Icahn Enterprises, L.P./Icahn Enterprises Finance Corp.:

5.25%, 5/15/27		9,293	9,490,476

6.25%, 5/15/26		11,803	12,461,607

6.375%, 12/15/25		5,685	5,881,019

7	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Diversified Financial Services (continued)

MSCI, Inc., 3.875%, 2/15/31(6)	11,022	$11,310,060

PRA Group, Inc., 7.375%, 9/1/25(6)	19,462	20,885,159

		$89,718,963

Diversified Media — 2.2%

Arches Buyer, Inc.:

4.25%, 6/1/28(6)	12,701	$12,687,600

6.125%, 12/1/28(6)	5,969	6,126,104

Cars.com, Inc., 6.375%, 11/1/28(6)	11,371	11,895,431

Clear Channel Outdoor Holdings, Inc., 7.75%, 4/15/28(6)	15,386	15,863,428

Clear Channel Worldwide Holdings, Inc.:

5.125%, 8/15/27(6)	12,883	13,095,569

9.25%, 2/15/24	11,900	12,444,247

National CineMedia, LLC:

5.75%, 8/15/26	12,070	10,543,869

5.875%, 4/15/28(6)	15,402	14,761,508

Terrier Media Buyer, Inc., 8.875%, 12/15/27(6)	23,939	26,033,662

Urban One, Inc., 7.375%, 2/1/28(6)	19,362	20,067,261

		$143,518,679

Energy — 12.6%

Aethon III BR, LLC, 9.00%, (1 mo. USD LIBOR + 7.50%, Floor 1.50%), 10/1/25(4)(8)	23,440	$23,294,672

Aethon United BR, L.P./Aethon United Finance Corp., 8.25%, 2/15/26(6)	8,190	8,717,231

Antero Midstream Partners, L.P./Antero Midstream Finance Corp.:

5.75%, 3/1/27(6)	19,535	19,779,187

7.875%, 5/15/26(6)	8,595	9,379,294

Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(6)	5,842	6,115,382

Buckeye Partners, L.P., 4.50%, 3/1/28(6)	11,934	11,964,432

Centennial Resource Production, LLC, 6.875%, 4/1/27(6)	14,801	13,968,296

Cheniere Energy Partners, L.P.:

4.00%, 3/1/31(6)	18,911	19,265,581

4.50%, 10/1/29	12,403	12,967,709

5.625%, 10/1/26	8,670	9,049,312

Cheniere Energy, Inc., 4.625%, 10/15/28(6)	10,687	11,156,159

CNX Resources Corp., 6.00%, 1/15/29(6)	13,053	13,964,165

Colgate Energy Partners III, LLC, 7.75%, 2/15/26(6)	13,823	14,009,265

Continental Resources, Inc.:

4.375%, 1/15/28	10,672	11,630,292

4.90%, 6/1/44	407	427,716

5.75%, 1/15/31(6)	14,411	16,735,278

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

CrownRock, L.P./CrownRock Finance, Inc.:

5.00%, 5/1/29(6)	14,624	$14,993,768

5.625%, 10/15/25(6)	22,448	23,261,740

CVR Energy, Inc., 5.75%, 2/15/28(6)	28,358	28,783,370

Double Eagle III Midco 1, LLC/Double Eagle Finance Corp., 7.75%, 12/15/25(6)	10,900	12,366,867

Endeavor Energy Resources, L.P./EER Finance, Inc.:

5.50%, 1/30/26(6)	7,380	7,661,658

5.75%, 1/30/28(6)	6,019	6,432,836

6.625%, 7/15/25(6)	6,165	6,573,431

EQM Midstream Partners, L.P.:

4.50%, 1/15/29(6)	8,599	8,556,306

4.75%, 1/15/31(6)	8,599	8,523,286

6.00%, 7/1/25(6)	6,182	6,761,563

6.50%, 7/1/27(6)	6,208	6,862,845

EQT Corp.:

5.00%, 1/15/29	3,261	3,569,882

7.625%, 2/1/25	3,437	3,961,143

8.50%, 2/1/30	5,041	6,452,480

Genesis Energy, L.P./Genesis Energy Finance Corp., 8.00%, 1/15/27	10,743	11,081,351

Great Western Petroleum, LLC/Great Western Finance Corp., 12.00%, 9/1/25(6)	10,546	9,175,020

Hilcorp Energy I, L.P./Hilcorp Finance Co.:

5.75%, 2/1/29(6)	6,919	7,056,377

6.00%, 2/1/31(6)	5,536	5,716,086

Laredo Petroleum, Inc.:

9.50%, 1/15/25	3,120	3,217,984

10.125%, 1/15/28	4,701	4,847,742

Matador Resources Co., 5.875%, 9/15/26	15,245	15,225,944

MEG Energy Corp.:

5.875%, 2/1/29(6)	7,125	7,312,387

7.125%, 2/1/27(6)	16,840	18,002,465

Nabors Industries, Ltd.:

7.25%, 1/15/26(6)	4,657	4,106,892

7.50%, 1/15/28(6)	5,019	4,382,214

Neptune Energy Bondco PLC, 6.625%, 5/15/25(6)	35,848	36,439,492

New Fortress Energy, Inc., 6.50%, 9/30/26(6)	22,943	23,442,584

Nine Energy Service, Inc., 8.75%, 11/1/23(6)	3,556	1,482,408

Occidental Petroleum Corp.:

2.90%, 8/15/24	811	809,986

3.00%, 2/15/27	2,220	2,123,397

3.40%, 4/15/26	6,949	6,880,830

3.45%, 7/15/24	2,046	2,051,115

3.50%, 8/15/29	5,213	4,984,931

8	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Occidental Petroleum Corp.: (continued)

4.20%, 3/15/48	8,139	$6,868,990

4.40%, 8/15/49	6,626	5,743,914

4.625%, 6/15/45	4,425	4,019,161

6.125%, 1/1/31	11,929	13,285,924

6.20%, 3/15/40	4,187	4,459,155

6.375%, 9/1/28	5,072	5,687,183

6.45%, 9/15/36	12,234	13,916,420

6.625%, 9/1/30	13,861	15,819,767

8.50%, 7/15/27	17,429	21,230,701

8.875%, 7/15/30	14,937	19,212,716

Ovintiv, Inc.:

6.50%, 8/15/34	499	637,448

6.50%, 2/1/38	16,570	20,983,375

6.625%, 8/15/37	1,183	1,496,537

8.125%, 9/15/30	2,450	3,299,297

PBF Holding Co., LLC/PBF Finance Corp., 9.25%, 5/15/25(6)	25,684	26,936,095

Plains All American Pipeline, L.P., Series B, 6.125% to 11/15/22(10)(11)	19,813	16,494,322

Precision Drilling Corp.:

5.25%, 11/15/24	2,656	2,558,060

7.125%, 1/15/26(6)	5,844	5,796,518

7.75%, 12/15/23	1,651	1,664,414

Shelf Drilling Holdings, Ltd.:

8.25%, 2/15/25(6)	15,620	11,900,487

8.875%, 11/15/24(6)	4,469	4,605,953

Southwestern Energy Co.:

7.50%, 4/1/26	955	1,012,305

8.375%, 9/15/28	9,390	10,328,859

Sunoco, L.P./Sunoco Finance Corp., 4.50%, 5/15/29(6)	8,737	8,835,291

Superior Plus, L.P./Superior General Partner, Inc., 4.50%, 3/15/29(6)	10,469	10,692,984

Targa Resources Partners, L.P./Targa Resources Partners Finance Corp.:

4.00%, 1/15/32(6)	13,885	13,659,369

5.875%, 4/15/26	6,450	6,768,307

6.50%, 7/15/27	4,107	4,476,589

6.875%, 1/15/29	8,212	9,228,235

TechnipFMC PLC, 6.50%, 2/1/26(6)	8,609	9,193,221

Transocean Guardian, Ltd., 5.875%, 1/15/24(6)	5,296	4,935,326

Transocean Pontus, Ltd., 6.125%, 8/1/25(6)	3,618	3,534,090

Transocean Poseidon, Ltd., 6.875%, 2/1/27(6)	3,018	2,872,759

Western Midstream Operating, L.P.:

4.50%, 3/1/28	1,247	1,331,173

Security	Principal Amount* (000’s omitted)	Value

Energy (continued)

Western Midstream Operating, L.P.: (continued)

4.75%, 8/15/28	1,251	$1,347,953

5.30%, 2/1/30	9,985	10,908,612

		$821,265,861

Entertainment & Film — 0.8%

AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(6)	13,176	$14,117,689

Cinemark USA, Inc.:

4.875%, 6/1/23	20,000	19,999,000

5.875%, 3/15/26(6)	4,218	4,376,175

8.75%, 5/1/25(6)	3,076	3,352,840

Live Nation Entertainment, Inc.:

3.75%, 1/15/28(6)	4,264	4,253,809

4.75%, 10/15/27(6)	7,668	7,747,039

		$53,846,552

Environmental — 1.6%

Clean Harbors, Inc.:

4.875%, 7/15/27(6)	4,075	$4,248,187

5.125%, 7/15/29(6)	4,445	4,804,223

Covanta Holding Corp.:

5.00%, 9/1/30	14,202	14,592,555

6.00%, 1/1/27	15,280	16,021,997

GFL Environmental, Inc.:

3.50%, 9/1/28(6)	14,830	14,312,804

3.75%, 8/1/25(6)	7,155	7,293,878

4.25%, 6/1/25(6)	11,354	11,715,909

8.50%, 5/1/27(6)	15,923	17,465,541

Tervita Corp., 11.00%, 12/1/25(6)	10,590	12,021,556

		$102,476,650

Food & Drug Retail — 0.6%

Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:

4.875%, 2/15/30(6)	7,881	$8,215,152

5.75%, 3/15/25	1,522	1,572,416

5.875%, 2/15/28(6)	7,375	7,864,147

7.50%, 3/15/26(6)	4,000	4,407,500

Murphy Oil USA, Inc.:

3.75%, 2/15/31(6)	3,245	3,200,381

4.75%, 9/15/29	5,305	5,576,881

5.625%, 5/1/27	10,031	10,546,995

		$41,383,472

9	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Food, Beverage & Tobacco — 3.2%

Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(6)	9,939	$10,831,174

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.50%, 1/15/30(6)	23,143	25,486,460

Kraft Heinz Foods Co.:

3.875%, 5/15/27	10,085	10,991,387

4.25%, 3/1/31	12,085	13,340,378

4.375%, 6/1/46	39,091	41,982,094

4.625%, 1/30/29	3,000	3,383,646

4.625%, 10/1/39	4,208	4,706,443

4.875%, 10/1/49	6,500	7,473,099

5.50%, 6/1/50	10,085	12,554,957

Performance Food Group, Inc.:

5.50%, 10/15/27(6)	15,524	16,388,221

6.875%, 5/1/25(6)	9,425	10,091,866

Post Holdings, Inc.:

4.50%, 9/15/31(6)	14,331	14,245,730

4.625%, 4/15/30(6)	15,117	15,287,066

TreeHouse Foods, Inc., 4.00%, 9/1/28	10,083	10,045,189

US Foods, Inc., 4.75%, 2/15/29(6)	14,666	14,812,660

		$211,620,370

Gaming — 2.7%

Caesars Entertainment, Inc.:

6.25%, 7/1/25(6)	22,288	$23,724,462

8.125%, 7/1/27(6)	23,616	26,271,973

Caesars Resort Collection, LLC/CRC Finco, Inc., 5.25%, 10/15/25(6)	18,909	19,086,508

Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(6)	25,715	24,750,687

International Game Technology PLC, 4.125%, 4/15/26(6)	8,882	9,163,204

MGM Resorts International:

4.75%, 10/15/28	15,992	16,890,590

7.75%, 3/15/22	13,100	13,793,711

Peninsula Pacific Entertainment, LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(6)	20,302	21,616,555

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(6)	17,505	18,523,266

		$173,820,956

Healthcare — 10.3%

AdaptHealth, LLC:

4.625%, 8/1/29(6)	6,368	$6,346,062

6.125%, 8/1/28(6)	6,030	6,346,575

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

AMN Healthcare, Inc.:

4.00%, 4/15/29(6)	10,075	$10,104,973

4.625%, 10/1/27(6)	4,205	4,349,547

Avantor Funding, Inc., 4.625%, 7/15/28(6)	10,158	10,653,203

Bausch Health Americas, Inc.:

8.50%, 1/31/27(6)	18,651	20,795,865

9.25%, 4/1/26(6)	4,735	5,252,914

Bausch Health Cos., Inc.:

5.50%, 11/1/25(6)	7,041	7,269,833

5.75%, 8/15/27(6)	2,927	3,145,823

6.25%, 2/15/29(6)	4,594	4,863,966

7.00%, 3/15/24(6)	15,559	15,972,792

7.00%, 1/15/28(6)	3,834	4,174,459

7.25%, 5/30/29(6)	4,201	4,660,484

9.00%, 12/15/25(6)	16,210	17,611,355

Centene Corp.:

2.50%, 3/1/31	23,695	22,687,962

3.00%, 10/15/30	21,528	21,393,450

3.375%, 2/15/30	29,751	29,899,904

4.25%, 12/15/27	7,680	8,059,200

4.625%, 12/15/29	14,039	15,216,100

CHS/Community Health Systems, Inc.:

4.75%, 2/15/31(6)	8,609	8,555,796

6.875%, 4/15/29(6)	16,636	17,408,825

8.125%, 6/30/24(6)	3,611	3,778,009

DaVita, Inc.:

3.75%, 2/15/31(6)	13,486	12,828,625

4.625%, 6/1/30(6)	7,003	7,099,291

Emergent BioSolutions, Inc., 3.875%, 8/15/28(6)	10,120	9,500,605

Encompass Health Corp.:

4.50%, 2/1/28	7,761	8,061,622

4.625%, 4/1/31	7,698	8,169,695

4.75%, 2/1/30	18,501	19,449,176

Endo Luxembourg Finance Co. I S.a.r.l./Endo US, Inc., 6.125%, 4/1/29(6)	10,687	10,593,489

HCA, Inc.:

3.50%, 9/1/30	9,000	9,256,274

5.375%, 9/1/26	11,055	12,565,224

5.625%, 9/1/28	13,635	15,918,863

5.875%, 2/15/26	13,250	15,237,500

5.875%, 2/1/29	7,681	9,073,181

Jazz Securities DAC, 4.375%, 1/15/29(6)	13,519	13,840,076

Legacy LifePoint Health, LLC:

4.375%, 2/15/27(6)	10,611	10,624,582

6.75%, 4/15/25(6)	5,625	5,990,625

10	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Healthcare (continued)

LifePoint Health, Inc., 5.375%, 1/15/29(6)	23,654	$23,688,298

ModivCare, Inc., 5.875%, 11/15/25(6)	11,006	11,719,959

Molina Healthcare, Inc.:

3.875%, 11/15/30(6)	27,471	28,329,469

4.375%, 6/15/28(6)	17,866	18,379,647

MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(6)	36,540	36,080,327

Owens & Minor, Inc., 4.50%, 3/31/29(6)	11,390	11,515,972

Prestige Brands, Inc.:

3.75%, 4/1/31(6)	5,105	4,907,003

5.125%, 1/15/28(6)	8,916	9,356,228

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(6)	10,708	11,578,025

Team Health Holdings, Inc., 6.375%, 2/1/25(6)	26,103	23,166,412

Tenet Healthcare Corp.:

4.625%, 9/1/24(6)	1,949	2,009,906

4.625%, 6/15/28(6)	3,274	3,386,924

4.875%, 1/1/26(6)	11,694	12,164,800

5.125%, 11/1/27(6)	11,694	12,279,285

6.125%, 10/1/28(6)	9,166	9,683,879

6.75%, 6/15/23	4,510	4,930,558

US Acute Care Solutions, LLC, 6.375%, 3/1/26(6)	16,369	17,109,697

Varex Imaging Corp., 7.875%, 10/15/27(6)	12,338	13,811,651

		$670,853,965

Homebuilders & Real Estate — 5.6%

Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(6)	11,701	$12,216,429

Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp.:

4.875%, 2/15/30(6)	16,123	16,123,000

6.25%, 9/15/27(6)	3,353	3,563,719

Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(6)	10,480	11,042,147

Diversified Healthcare Trust, 4.375%, 3/1/31	11,246	10,890,402

Dycom Industries, Inc., 4.50%, 4/15/29(6)	13,448	13,666,530

Empire Communities Corp., 7.00%, 12/15/25(6)	15,682	16,822,081

Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(6)	10,461	11,082,122

Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(6)	16,834	17,423,190

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.75%, 9/15/30(6)	8,341	8,038,639

6.00%, 4/15/25(6)	12,725	13,488,500

M/I Homes, Inc., 4.95%, 2/1/28	12,706	13,384,818

Security		Principal Amount* (000’s omitted)	Value

Homebuilders & Real Estate (continued)

MDC Holdings, Inc., 6.00%, 1/15/43		7,165	$9,284,960

MGM Growth Properties Operating Partnership, L.P./ MGP Finance Co-Issuer, Inc.:

4.50%, 9/1/26		6,735	7,130,681

5.625%, 5/1/24		11,505	12,419,302

5.75%, 2/1/27		4,084	4,561,338

Outfront Media Capital, LLC/Outfront Media Capital Corp.:

4.625%, 3/15/30(6)		1,263	1,251,949

6.25%, 6/15/25(6)		8,819	9,375,699

Service Properties Trust:

3.95%, 1/15/28		11,140	10,325,388

4.95%, 10/1/29		516	499,553

5.00%, 8/15/22		8,403	8,532,910

5.50%, 12/15/27		3,029	3,192,211

7.50%, 9/15/25		15,222	17,265,151

Shea Homes, L.P./Shea Homes Funding Corp.:

4.75%, 2/15/28(6)		10,736	10,944,010

4.75%, 4/1/29(6)		4,170	4,227,442

Taylor Morrison Communities, Inc.:

5.125%, 8/1/30(6)		12,028	13,264,178

5.75%, 1/15/28(6)		7,927	8,972,373

5.875%, 6/15/27(6)		10,898	12,394,077

Uniti Group, L.P./Uniti Fiber Holdings, Inc./CSL Capital, LLC, 7.125%, 12/15/24(6)		5,105	5,276,783

VICI Properties, L.P./VICI Note Co., Inc.:

3.75%, 2/15/27(6)		2,441	2,463,653

4.125%, 8/15/30(6)		8,359	8,500,100

4.25%, 12/1/26(6)		12,627	13,037,378

4.625%, 12/1/29(6)		17,945	18,664,684

Vivion Investments S.a.r.l.:

3.00%, 8/8/24(7)	EUR	27,700	32,641,631

3.50%, 11/1/25(7)	EUR	1,300	1,532,557

			$363,499,585

Insurance — 1.2%

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(6)		26,755	$28,146,260

AmWINS Group, Inc., 7.75%, 7/1/26(6)		17,206	18,321,121

BroadStreet Partners, Inc., 5.875%, 4/15/29(6)		13,605	13,828,802

GTCR AP Finance, Inc., 8.00%, 5/15/27(6)		16,039	17,121,633

			$77,417,816

Leisure — 2.8%

Carnival Corp.:

5.75%, 3/1/27(6)		13,340	$14,082,104

11	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Leisure (continued)

Carnival Corp.: (continued)

7.625%, 3/1/26(6)	5,348	$5,862,825

11.50%, 4/1/23(6)	4,086	4,700,739

Life Time, Inc.:

5.75%, 1/15/26(6)	10,468	10,823,075

8.00%, 4/15/26(6)	13,100	13,789,977

NCL Corp, Ltd.:

3.625%, 12/15/24(6)	8,076	7,762,651

5.875%, 3/15/26(6)	6,558	6,862,881

10.25%, 2/1/26(6)	8,375	9,871,989

NCL Finance, Ltd., 6.125%, 3/15/28(6)	3,490	3,680,868

Powdr Corp., 6.00%, 8/1/25(6)	15,298	16,158,513

Royal Caribbean Cruises, Ltd.:

3.70%, 3/15/28	6,862	6,526,688

5.50%, 4/1/28(6)	17,205	18,064,390

Speedway Motorsports, LLC/Speedway Funding II, Inc., 4.875%, 11/1/27(6)	13,854	13,836,683

Viking Cruises, Ltd.:

5.875%, 9/15/27(6)	28,925	28,382,222

6.25%, 5/15/25(6)	8,680	8,668,239

7.00%, 2/15/29(6)	6,622	6,878,603

Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(6)	4,238	4,320,005

		$180,272,452

Metals & Mining — 2.6%

Arconic Corp., 6.125%, 2/15/28(6)	6,291	$6,692,051

Cleveland-Cliffs, Inc.:

6.75%, 3/15/26(6)	24,527	26,642,454

9.875%, 10/17/25(6)	2,404	2,824,700

Constellium SE:

5.625%, 6/15/28(6)	3,000	3,185,625

5.875%, 2/15/26(6)	8,394	8,661,559

Eldorado Gold Corp., 9.50%, 6/1/24(6)	7,780	8,489,108

First Quantum Minerals, Ltd.:

7.25%, 4/1/23(6)	7,613	7,765,260

7.50%, 4/1/25(6)	11,684	12,144,058

Freeport-McMoRan, Inc., 5.45%, 3/15/43	16,137	19,727,483

Hudbay Minerals, Inc.:

4.50%, 4/1/26(6)	10,856	11,034,527

6.125%, 4/1/29(6)	13,706	14,590,911

New Gold, Inc.:

6.375%, 5/15/25(6)	3,592	3,702,005

7.50%, 7/15/27(6)	20,492	22,261,484

Security	Principal Amount* (000’s omitted)	Value

Metals & Mining (continued)

Novelis Corp.:

4.75%, 1/30/30(6)	15,432	$16,068,570

5.875%, 9/30/26(6)	7,032	7,344,502

		$171,134,297

Paper — 0.4%

Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(6)	25,273	$26,536,650

		$26,536,650

Restaurant — 1.3%

1011778 B.C. Unlimited Liability Company/New Red Finance, Inc.:

3.875%, 1/15/28(6)	4,829	$4,900,035

4.00%, 10/15/30(6)	26,200	25,579,191

4.375%, 1/15/28(6)	7,702	7,817,145

5.75%, 4/15/25(6)	2,861	3,038,625

Dave & Buster’s, Inc., 7.625%, 11/1/25(6)	22,946	24,818,793

IRB Holding Corp., 7.00%, 6/15/25(6)	5,836	6,287,998

Yum! Brands, Inc., 3.625%, 3/15/31	10,596	10,473,510

		$82,915,297

Services — 4.5%

Adtalem Global Education, Inc., 5.50%, 3/1/28(6)	16,941	$17,004,529

Allied Universal Holdco, LLC/Allied Universal Finance Corp.:

6.625%, 7/15/26(6)	9,946	10,530,626

9.75%, 7/15/27(6)	16,398	18,033,127

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:

5.25%, 3/15/25(6)	3,773	3,836,669

5.375%, 3/1/29(6)	8,152	8,498,460

5.75%, 7/15/27(6)	4,829	5,118,885

5.75%, 7/15/27(6)	6,080	6,425,800

BCPE Empire Holdings, Inc., 7.625%, 5/1/27(6)	25,226	25,132,664

frontdoor, inc., 6.75%, 8/15/26(6)	9,290	9,880,612

Garda World Security Corp., 9.50%, 11/1/27(6)	996	1,100,794

Gartner, Inc.:

3.75%, 10/1/30(6)	6,252	6,278,352

4.50%, 7/1/28(6)	8,049	8,471,733

GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(6)	26,286	27,760,776

Hertz Corp. (The):

5.50%, 10/15/24(6)(13)	7,000	7,298,900

6.00%, 1/15/28(6)(13)	3,679	4,006,339

6.25%, 10/15/22(13)	10,341	10,870,976

Korn Ferry, 4.625%, 12/15/27(6)	12,207	12,754,484

12	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Services (continued)

NESCO Holdings II, Inc., 5.50%, 4/15/29(6)	12,412	$12,799,875

Sabre GLBL, Inc., 9.25%, 4/15/25(6)	8,938	10,692,082

ServiceMaster Co., LLC (The), 7.45%, 8/15/27	19,140	22,461,938

Univar Solutions USA, Inc., 5.125%, 12/1/27(6)	13,390	14,009,087

WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(6)	12,048	12,529,920

WESCO Distribution, Inc.:

7.125%, 6/15/25(6)	8,903	9,626,369

7.25%, 6/15/28(6)	7,946	8,829,993

White Cap Buyer, LLC, 6.875%, 10/15/28(6)	10,675	11,342,294

White Cap Parent, LLC, 8.25%, (8.25% cash or 9.00% PIK), 3/15/26(6)(12)	6,938	7,218,885

		$292,514,169

Steel — 1.1%

Allegheny Ludlum, LLC, 6.95%, 12/15/25	6,940	$7,555,196

Allegheny Technologies, Inc.:

5.875%, 12/1/27	2,447	2,589,232

7.875%, 8/15/23	5,718	6,240,368

Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(6)	13,566	14,676,716

Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(6)	18,189	18,461,835

Joseph T. Ryerson & Son, Inc., 8.50%, 8/1/28(6)	12,121	13,415,826

TMS International Corp., 6.25%, 4/15/29(6)	6,021	6,269,366

		$69,208,539

Super Retail — 2.1%

Asbury Automotive Group, Inc.:

4.50%, 3/1/28	2,690	$2,774,251

4.75%, 3/1/30	3,517	3,679,661

Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(6)	11,651	12,393,751

CP Atlas Buyer, Inc., 7.00%, 12/1/28(6)	4,404	4,573,796

Group 1 Automotive, Inc., 4.00%, 8/15/28(6)	8,100	8,100,000

Ken Garff Automotive, LLC, 4.875%, 9/15/28(6)	9,199	9,296,739

L Brands, Inc.:

6.625%, 10/1/30(6)	8,425	9,720,175

6.75%, 7/1/36	3,883	4,687,383

6.875%, 11/1/35	13,007	15,788,352

6.95%, 3/1/33	4,219	4,957,325

7.60%, 7/15/37	1,923	2,307,600

9.375%, 7/1/25(6)	2,779	3,529,330

LCM Investments Holdings II, LLC, 4.875%, 5/1/29(6)	12,103	12,395,530

Security		Principal Amount* (000’s omitted)	Value

Super Retail (continued)

Lithia Motors, Inc.:

4.375%, 1/15/31(6)		11,784	$12,427,348

4.625%, 12/15/27(6)		3,872	4,070,440

PetSmart, Inc./PetSmart Finance Corp.:

4.75%, 2/15/28(6)		4,222	4,360,967

7.75%, 2/15/29(6)		12,810	13,897,057

William Carter Co. (The):

5.50%, 5/15/25(6)		2,782	2,946,541

5.625%, 3/15/27(6)		5,782	6,085,555

			$137,991,801

Technology — 3.1%

Alliance Data Systems Corp., 4.75%, 12/15/24(6)		8,162	$8,394,005

Black Knight InfoServ, LLC, 3.625%, 9/1/28(6)		13,576	13,299,185

Booz Allen Hamilton, Inc., 3.875%, 9/1/28(6)		17,280	17,276,976

CDK Global, Inc., 5.25%, 5/15/29(6)		8,876	9,530,605

Endure Digital, Inc., 6.00%, 2/15/29(6)		13,402	12,864,111

Entegris, Inc.:

4.375%, 4/15/28(6)		7,114	7,487,663

4.625%, 2/10/26(6)		5,107	5,284,162

Imola Merger Corp., 4.75%, 5/15/29(6)		27,387	28,481,111

LogMeIn, Inc., 5.50%, 9/1/27(6)		19,097	19,930,202

ON Semiconductor Corp., 3.875%, 9/1/28(6)		14,229	14,665,531

Open Text Corp., 3.875%, 2/15/28(6)		7,623	7,728,045

Open Text Holdings, Inc., 4.125%, 2/15/30(6)		6,669	6,752,296

Presidio Holdings, Inc.:

4.875%, 2/1/27(6)		1,858	1,916,193

8.25%, 2/1/28(6)		14,939	16,330,194

Seagate HDD Cayman, 3.125%, 7/15/29(6)		8,622	8,306,607

Sensata Technologies, Inc., 3.75%, 2/15/31(6)		6,115	6,080,083

SS&C Technologies, Inc., 5.50%, 9/30/27(6)		3,828	4,071,557

VM Consolidated, Inc., 5.50%, 4/15/29(6)		16,276	16,572,142

			$204,970,668

Telecommunications — 5.1%

Altice Financing S.A.:

2.25%, 1/15/25(7)	EUR	6,160	$7,272,338

7.50%, 5/15/26(6)		8,407	8,744,961

Altice France Holding S.A.:

6.00%, 2/15/28(6)		5,436	5,402,025

10.50%, 5/15/27(6)		11,966	13,494,836

Altice France S.A.:

5.125%, 1/15/29(6)		6,470	6,502,803

5.125%, 7/15/29(6)		11,766	11,795,415

13	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Security	Principal Amount* (000’s omitted)	Value

Telecommunications (continued)

Altice France S.A.: (continued)

5.50%, 1/15/28(6)	6,163	$6,357,073

7.375%, 5/1/26(6)	6,240	6,477,432

8.125%, 2/1/27(6)	23,848	26,173,180

Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(6)	19,559	20,457,736

Hughes Satellite Systems Corp.:

5.25%, 8/1/26	6,555	7,230,165

6.625%, 8/1/26	3,275	3,629,846

LCPR Senior Secured Financing DAC, 5.125%, 7/15/29(6)	8,082	8,301,750

Level 3 Financing, Inc.:

3.75%, 7/15/29(6)	4,248	4,147,110

4.25%, 7/1/28(6)	20,356	20,536,354

5.25%, 3/15/26	8,495	8,768,666

Lumen Technologies, Inc.:

4.50%, 1/15/29(6)	16,308	16,084,499

6.75%, 12/1/23	6,738	7,450,274

7.50%, 4/1/24	1,275	1,428,395

Sprint Capital Corp., 6.875%, 11/15/28	12,053	15,202,174

Sprint Corp.:

7.125%, 6/15/24	7,445	8,607,313

7.625%, 2/15/25	14,960	17,783,700

7.625%, 3/1/26	6,584	8,081,860

7.875%, 9/15/23	32,674	37,289,203

T-Mobile USA, Inc.:

2.25%, 2/15/26	8,420	8,483,824

2.625%, 2/15/29	10,523	10,264,029

2.875%, 2/15/31	6,314	6,171,935

Telecom Italia Capital S.A., 6.00%, 9/30/34	11,263	12,695,090

Telecom Italia SpA, 5.303%, 5/30/24(6)	9,431	10,312,327

ViaSat, Inc., 5.625%, 4/15/27(6)	8,549	8,973,458

		$334,119,771

Transport Excluding Air & Rail — 0.1%

XPO Logistics, Inc., 6.25%, 5/1/25(6)	9,083	$9,741,063

		$9,741,063

Utility — 2.4%

Calpine Corp.:

4.50%, 2/15/28(6)	8,179	$8,277,025

4.625%, 2/1/29(6)	9,552	9,430,499

5.00%, 2/1/31(6)	11,673	11,513,138

5.125%, 3/15/28(6)	11,510	11,712,634

Security	Principal Amount* (000’s omitted)	Value

Utility (continued)

Calpine Corp.: (continued)

5.25%, 6/1/26(6)	4,855	$4,994,023

Drax Finco PLC, 6.625%, 11/1/25(6)	8,565	8,859,422

FirstEnergy Corp., Series B, 4.40%, 7/15/27	16,324	17,893,470

NextEra Energy Operating Partners, L.P., 4.25%, 9/15/24(6)	432	456,840

NRG Energy, Inc.:

3.375%, 2/15/29(6)	6,548	6,424,767

3.625%, 2/15/31(6)	10,913	10,705,635

5.25%, 6/15/29(6)	4,920	5,282,186

5.75%, 1/15/28	8,150	8,669,562

7.25%, 5/15/26	12,781	13,250,318

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(6)	6,035	6,125,525

TerraForm Power Operating, LLC:

4.25%, 1/31/23(6)	4,625	4,755,078

4.75%, 1/15/30(6)	5,000	5,212,500

5.00%, 1/31/28(6)	13,722	14,742,574

Vistra Operations Co., LLC:

4.30%, 7/15/29(6)	1,473	1,550,831

5.00%, 7/31/27(6)	9,285	9,631,145

		$159,487,172

Total Corporate Bonds (identified cost $5,508,728,047)		$5,753,350,245

Preferred Stocks — 0.4%
Security	Shares	Value

Services — 0.4%

WESCO International, Inc., Series A, 10.625% to 6/22/25(10)	898,591	$28,521,278

Total Preferred Stocks (identified cost $25,216,937)		$28,521,278

Senior Floating-Rate Loans — 6.8%(14)
Borrower/Description	Principal Amount (000’s omitted)	Value

Aerospace — 0.1%

TransDigm, Inc., Term Loan, 2.363%, (1 mo. USD LIBOR + 2.25%), 5/30/25	$5,195	$5,138,186

		$5,138,186

14	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Air Transportation — 0.2%

Mileage Plus Holdings, LLC, Term Loan, 6/21/27(15)	$14,865	$15,882,507

		$15,882,507

Automotive & Auto Parts — 0.4%

Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	$15,060	$15,049,654

Wheel Pros, LLC, Term Loan, 4/23/28(15)	9,597	9,602,998

		$24,652,652

Broadcasting — 0.4%

Playtika Holding Corp., Term Loan, 2.863%, (1 mo. USD LIBOR + 2.75%), 3/13/28	$26,770	$26,671,374

		$26,671,374

Capital Goods — 0.1%

Hillman Group, Inc. (The), Term Loan, 4.113%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$4,690	$4,687,465

		$4,687,465

Food, Beverage & Tobacco — 0.5%

HLF Financing S.a.r.l., Term Loan, 2.613%, (1 mo. USD LIBOR + 2.50%), 8/18/25	$11,583	$11,562,313

Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	22,992	23,171,935

		$34,734,248

Gaming — 0.3%

ECL Entertainment, LLC, Term Loan, 3/31/28(15)	$4,486	$4,586,935

Golden Nugget, Inc., Term Loan, 13.00%, (3 mo. USD LIBOR + 12.00%, Floor 1.00%), 10/4/23	126	142,508

Spectacle Gary Holdings, LLC:

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	6,813	7,437,837

Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), 12/23/25	494	538,974

Stars Group Holdings B.V. (The), Term Loan, 3.703%, (3 mo. USD LIBOR + 3.50%), 7/10/25	5,549	5,571,407

		$18,277,661

Healthcare — 1.1%

Envision Healthcare Corporation, Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$14,942	$12,682,320

Jazz Financing Lux S.a.r.l., Term Loan, 4/21/28(15)	34,250	34,369,875

Borrower/Description	Principal Amount (000’s omitted)	Value

Healthcare (continued)

MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), 6/7/23	$4,319	$4,302,745

RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.863%, (1 mo. USD LIBOR + 3.75%), 11/16/25	8,124	8,108,248

Verscend Holding Corp., Term Loan, 4.177%, (3 mo. USD LIBOR + 4.00%), 8/27/25	15,639	15,696,020

		$75,159,208

Hotels — 0.3%

Playa Resorts Holding B.V., Term Loan, 4/29/24(15)	$19,275	$18,486,666

		$18,486,666

Insurance — 0.8%

AssuredPartners Capital, Inc., Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), 2/12/27	$990	$994,084

Asurion, LLC:

Term Loan, 7/31/27(15)	12,557	12,479,824

Term Loan - Second Lien, 1/31/28(15)	26,480	26,903,680

Sedgwick Claims Management Services, Inc., Term Loan, 3.363%, (1 mo. USD LIBOR + 3.25%), 12/31/25	11,457	11,312,870

		$51,690,458

Restaurant — 0.4%

IRB Holding Corp.:

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), 2/5/25(16)	$14,847	$14,761,361

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	14,918	14,889,642

		$29,651,003

Services — 0.4%

AlixPartners, LLP, Term Loan, 2/4/28(15)	$13,539	$13,492,927

Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(15)	12,022	12,296,109

		$25,789,036

Super Retail — 0.4%

PetSmart, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$24,078	$24,177,322

		$24,177,322

15	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000’s omitted)	Value

Technology — 1.3%

Endure Digital, Inc., Term Loan, 2/10/28(15)	$12,616	$12,541,518

LogMeIn, Inc., Term Loan, 4.86%, (1 mo. USD LIBOR + 4.75%), 8/31/27	25,933	25,928,333

Presidio, Inc., Term Loan, 3.717%, (USD LIBOR + 3.50%), 1/22/27(16)	7,952	7,943,737

RealPage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	14,340	14,294,198

Riverbed Technology, Inc., Term Loan - Second Lien, 12.00%, (3 mo. USD LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	11,107	8,746,723

SS&C Technologies, Inc., Term Loan, 1.863%, (1 mo. USD LIBOR + 1.75%), 4/16/25	14,088	13,947,950

		$83,402,459

Telecommunications — 0.1%

Intelsat Jackson Holdings S.A., DIP Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), 7/13/22	$8,464	$8,580,838

		$8,580,838

Total Senior Floating-Rate Loans (identified cost $448,760,664)		$446,981,083

Miscellaneous — 0.4%
Security	Shares	Value

Cable & Satellite TV — 0.0%

ACC Claims Holdings, LLC(4)	11,599,560	$0

		$0

Gaming — 0.4%

PGP Investors, LLC, Membership Interests(1)(4)(5)	55,373	$25,783,156

		$25,783,156

Total Miscellaneous (identified cost $6,518,580)		$25,783,156

Short-Term Investments — 4.5%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(17)	294,210,006	$294,210,006

Total Short-Term Investments (identified cost $294,210,006)		$294,210,006

Total Investments — 101.7% (identified cost $6,369,346,386)		$6,644,463,121

Other Assets, Less Liabilities — (1.7)%		$(114,209,595)

Net Assets — 100.0%		$6,530,253,526

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)	Non-income producing security.

(2)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(3)	Amount is less than 0.05%.

(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 12).

(5)	Restricted security (see Note 8).

(6)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2021, the aggregate value of these securities is $4,090,715,463 or 62.6% of the Fund’s net assets.

(7)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At April 30, 2021, the aggregate value of these securities is $94,297,279 or 1.4% of the Fund’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2021.

(9)	When-issued security.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(13)	Issuer is in default with respect to interest and/or principal payments.

(14)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily

16	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Portfolio of Investments (Unaudited) — continued

the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(15)	This Senior Loan will settle after April 30, 2021, at which time the interest rate will be determined.

(16)	The stated interest rate represents the weighted average interest rate at April 30, 2021 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2021.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	27,975,799	EUR	23,050,946	Citibank, N.A.	7/30/21	$213,114	$—

USD	27,558,053	EUR	22,706,923	Goldman Sachs International	7/30/21	209,711	—

USD	27,975,904	EUR	23,050,753	State Street Bank and Trust Company	7/30/21	213,451	—

USD	6,474,230	GBP	4,642,947	HSBC Bank USA, N.A.	7/30/21	60,595	—

USD	6,474,950	GBP	4,643,000	State Street Bank and Trust Company	7/30/21	61,242	—

						$758,113	$—

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

EUR	–	Euro

GBP	–	British Pound Sterling

USD	–	United States Dollar

17	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2021

Unaffiliated investments, at value (identified cost, $6,075,136,380)	$6,350,253,115

Affiliated investment, at value (identified cost, $294,210,006)	294,210,006

Cash	906,872

Deposits for derivatives collateral — forward foreign currency exchange contracts	430,000

Foreign currency, at value (identified cost, $2,614)	2,611

Interest receivable	81,239,608

Dividends receivable from affiliated investment	23,036

Receivable for investments sold	40,821,719

Receivable for Fund shares sold	15,615,896

Receivable for open forward foreign currency exchange contracts	758,113

Receivable from affiliates	156,218

Total assets	$6,784,417,194

Liabilities

Cash collateral due to brokers	$430,000

Payable for investments purchased	211,998,194

Payable for when-issued securities	18,761,790

Payable for Fund shares redeemed	16,046,090

Distributions payable	830,748

Payable to affiliates:

Investment adviser fee	3,094,383

Distribution and service fees	255,034

Trustees’ fees	9,042

Accrued expenses	2,738,387

Total liabilities	$254,163,668

Net Assets	$6,530,253,526

Sources of Net Assets

Paid-in capital	$6,708,082,012

Accumulated loss	(177,828,486)

Total	$6,530,253,526

18	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Statement of Assets and Liabilities (Unaudited) — continued

Class A Shares	April 30, 2021

Net Assets	$915,914,553

Shares Outstanding	164,028,907

Net Asset Value and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.58

Maximum Offering Price Per Share

(100 ÷ 95.25 of net asset value per share)	$5.86

Class C Shares

Net Assets	$69,021,051

Shares Outstanding	12,334,306

Net Asset Value and Offering Price Per Share*

(net assets ÷ shares of beneficial interest outstanding)	$5.60

Class I Shares

Net Assets	$4,297,452,532

Shares Outstanding	769,373,868

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class R Shares

Net Assets	$26,174,538

Shares Outstanding	4,682,598

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

Class R6 Shares

Net Assets	$1,221,690,852

Shares Outstanding	218,660,759

Net Asset Value, Offering Price and Redemption Price Per Share

(net assets ÷ shares of beneficial interest outstanding)	$5.59

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

19	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2021

Interest and other income	$174,374,714

Dividends (net of foreign taxes, $946)	3,228,319

Dividends from affiliated investment	111,149

Total investment income	$177,714,182

Expenses

Investment adviser fee	$19,210,075

Distribution and service fees

Class A	1,116,421

Class C	357,342

Class R	65,764

Trustees’ fees and expenses	54,250

Custodian fee	538,722

Transfer and dividend disbursing agent fees	2,793,919

Legal and accounting services	120,862

Printing and postage	1,781,944

Registration fees	118,465

Miscellaneous	120,473

Total expenses	$26,278,237

Deduct —

Allocation of expenses to affiliates	$541,768

Total expense reductions	$541,768

Net expenses	$25,736,469

Net investment income	$151,977,713

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$96,505,360

Foreign currency transactions	174,571

Forward foreign currency exchange contracts	(5,017,244)

Net realized gain	$91,662,687

Change in unrealized appreciation (depreciation) —

Investments	$229,915,272

Foreign currency	1,997

Forward foreign currency exchange contracts	(683,329)

Net change in unrealized appreciation (depreciation)	$229,233,940

Net realized and unrealized gain	$320,896,627

Net increase in net assets from operations	$472,874,340

20	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

From operations —

Net investment income	$151,977,713	$255,685,463

Net realized gain (loss)	91,662,687	(74,368,247)

Net change in unrealized appreciation (depreciation)	229,233,940	(43,368,051)

Net increase in net assets from operations	$472,874,340	$137,949,165

Distributions to shareholders —

Class A	$(24,390,431)	$(35,921,711)

Class C	(1,677,633)	(4,081,625)

Class I	(125,537,954)	(203,904,380)

Class R	(684,021)	(1,388,008)

Class R6	(35,218,220)	(17,666,105)

Total distributions to shareholders	$(187,508,259)	$(262,961,829)

Tax return of capital to shareholders —

Class A	$—	$(7,952,433)

Class C	—	(881,906)

Class I	—	(46,447,912)

Class R	—	(299,409)

Class R6	—	(4,214,638)

Total tax return of capital to shareholders	$—	$(59,796,298)

Transactions in shares of beneficial interest —

Proceeds from sale of shares

Class A	$111,979,645	$294,230,449

Class C	8,107,330	12,812,158

Class I	869,242,684	2,541,440,716

Class R	3,151,807	5,627,135

Class R6	180,388,253	1,027,476,800

Net asset value of shares issued to shareholders in payment of distributions declared

Class A	22,960,406	40,867,967

Class C	1,636,870	4,711,285

Class I	120,662,314	240,420,535

Class R	675,471	1,627,126

Class R6	35,169,381	21,832,651

Cost of shares redeemed

Class A	(120,791,130)	(233,179,025)

Class C	(9,323,578)	(29,376,445)

Class I	(1,125,898,376)	(2,097,941,525)

Class R	(5,956,820)	(13,776,517)

Class R6	(198,721,698)	(125,136,164)

Net asset value of shares converted

Class A	20,167,035	10,482,076

Class C	(20,167,035)	(10,482,076)

Net increase (decrease) in net assets from Fund share transactions	$(106,717,441)	$1,691,637,146

Net increase in net assets	$178,648,640	$1,506,828,184

Net Assets

At beginning of period	$6,351,604,886	$4,844,776,702

At end of period	$6,530,253,526	$6,351,604,886

21	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Financial Highlights

	Class A

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$5.340		$5.580		$5.490	$5.800	$5.700	$5.660

Income (Loss) From Operations

Net investment income(1)	$0.121		$0.251		$0.281	$0.290	$0.298	$0.302

Net realized and unrealized gain (loss)	0.269		(0.173)		0.127	(0.282)	0.122	0.076

Total income from operations	$0.390		$0.078		$0.408	$0.008	$0.420	$0.378

Less Distributions

From net investment income	$(0.150)		$(0.260)		$(0.287)	$(0.296)	$(0.304)	$(0.312)

Tax return of capital	—		(0.058)		(0.031)	(0.022)	(0.016)	(0.026)

Total distributions	$(0.150)		$(0.318)		$(0.318)	$(0.318)	$(0.320)	$(0.338)

Net asset value — End of period	$5.580		$5.340		$5.580	$5.490	$5.800	$5.700

Total Return(2)	7.35	%(3)(4)	1.56	%(4)	7.63%	0.13%	7.52%	7.02%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$915,915		$843,097		$767,671	$813,970	$1,020,935	$1,686,369

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.00	%(4)(6)	1.01	%(4)	1.04%	0.99%	1.00%	0.99%

Net investment income	4.39	%(6)	4.68%		5.08%	5.13%	5.16%	5.43%

Portfolio Turnover of the Portfolio(7)	—		32%		38%	39%	41%	34%

Portfolio Turnover of the Fund	38	%(3)	18	%(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.

References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

22	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Financial Highlights — continued

	Class C

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$5.350		$5.590		$5.500	$5.810	$5.710	$5.660

Income (Loss) From Operations

Net investment income(1)	$0.100		$0.212		$0.241	$0.248	$0.253	$0.260

Net realized and unrealized gain (loss)	0.279		(0.177)		0.124	(0.283)	0.124	0.086

Total income (loss) from operations	$0.379		$0.035		$0.365	$(0.035)	$0.377	$0.346

Less Distributions

From net investment income	$(0.129)		$(0.225)		$(0.248)	$(0.256)	$(0.263)	$(0.274)

Tax return of capital	—		(0.050)		(0.027)	(0.019)	(0.014)	(0.022)

Total distributions	$(0.129)		$(0.275)		$(0.275)	$(0.275)	$(0.277)	$(0.296)

Net asset value — End of period	$5.600		$5.350		$5.590	$5.500	$5.810	$5.710

Total Return(2)	7.13	%(3)(4)	0.74	%(4)	6.79%	(0.62)%	6.72%	6.39%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$69,021		$85,246		$112,343	$184,383	$231,504	$252,990

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.75	%(4)(6)	1.76	%(4)	1.79%	1.74%	1.75%	1.74%

Net investment income	3.63	%(6)	3.95%		4.36%	4.38%	4.38%	4.69%

Portfolio Turnover of the Portfolio(7)	—		32%		38%	39%	41%	34%

Portfolio Turnover of the Fund	38	%(3)	18	%(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.

References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

23	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Financial Highlights — continued

	Class I

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$5.340		$5.590		$5.500	$5.810	$5.700	$5.660

Income (Loss) From Operations

Net investment income(1)	$0.128		$0.263		$0.294	$0.304	$0.311	$0.315

Net realized and unrealized gain (loss)	0.279		(0.181)		0.128	(0.282)	0.133	0.077

Total income from operations	$0.407		$0.082		$0.422	$0.022	$0.444	$0.392

Less Distributions

From net investment income	$(0.157)		$(0.272)		$(0.300)	$(0.309)	$(0.317)	$(0.325)

Tax return of capital	—		(0.060)		(0.032)	(0.023)	(0.017)	(0.027)

Total distributions	$(0.157)		$(0.332)		$(0.332)	$(0.332)	$(0.334)	$(0.352)

Net asset value — End of period	$5.590		$5.340		$5.590	$5.500	$5.810	$5.700

Total Return(2)	7.68	%(3)(4)	1.64	%(4)	7.90%	0.38%	7.96%	7.28%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,297,453		$4,242,893		$3,678,145	$3,415,432	$4,217,385	$4,376,959

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.75	%(4)(6)	0.76	%(4)	0.79%	0.74%	0.75%	0.74%

Net investment income	4.64	%(6)	4.91%		5.32%	5.38%	5.39%	5.67%

Portfolio Turnover of the Portfolio(7)	—		32%		38%	39%	41%	34%

Portfolio Turnover of the Fund	38	%(3)	18	%(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.

References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

24	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Financial Highlights — continued

	Class R

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$5.350		$5.590		$5.500	$5.810	$5.700	$5.660

Income (Loss) From Operations

Net investment income(1)	$0.114		$0.239		$0.267	$0.276	$0.282	$0.288

Net realized and unrealized gain (loss)	0.269		(0.176)		0.126	(0.283)	0.133	0.076

Total income (loss) from operations	$0.383		$0.063		$0.393	$(0.007)	$0.415	$0.364

Less Distributions

From net investment income	$(0.143)		$(0.248)		$(0.274)	$(0.282)	$(0.290)	$(0.299)

Tax return of capital	—		(0.055)		(0.029)	(0.021)	(0.015)	(0.025)

Total distributions	$(0.143)		$(0.303)		$(0.303)	$(0.303)	$(0.305)	$(0.324)

Net asset value — End of period	$5.590		$5.350		$5.590	$5.500	$5.810	$5.700

Total Return(2)	7.21	%(3)(4)	1.28	%(4)	7.34%	0.04%	7.25%	6.75%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$26,175		$27,105		$35,182	$40,116	$46,259	$43,902

Ratios (as a percentage of average daily net assets):(5)

Expenses	1.25	%(4)(6)	1.26	%(4)	1.29%	1.24%	1.25%	1.24%

Net investment income	4.13	%(6)	4.44%		4.83%	4.88%	4.89%	5.20%

Portfolio Turnover of the Portfolio(7)	—		32%		38%	39%	41%	34%

Portfolio Turnover of the Fund	38	%(3)	18	%(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.

References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

25	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Financial Highlights — continued

	Class R6

	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020		2019	2018	2017	2016

Net asset value — Beginning of period	$5.350		$5.590		$5.500	$5.810	$5.700	$5.660

Income (Loss) From Operations

Net investment income(1)	$0.130		$0.264		$0.300	$0.309	$0.314	$0.319

Net realized and unrealized gain (loss)	0.270		(0.167)		0.127	(0.282)	0.135	0.078

Total income from operations	$0.400		$0.097		$0.427	$0.027	$0.449	$0.397

Less Distributions

From net investment income	$(0.160)		$(0.276)		$(0.304)	$(0.314)	$(0.322)	$(0.330)

Tax return of capital	—		(0.061)		(0.033)	(0.023)	(0.017)	(0.027)

Total distributions	$(0.160)		$(0.337)		$(0.337)	$(0.337)	$(0.339)	$(0.357)

Net asset value — End of period	$5.590		$5.350		$5.590	$5.500	$5.810	$5.700

Total Return(2)	7.52	%(3)(4)	1.92	%(4)	8.00%	0.47%	8.06%	7.38%

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,221,691		$1,153,264		$251,435	$207,830	$179,380	$60,797

Ratios (as a percentage of average daily net assets):(5)

Expenses	0.66	%(4)(6)	0.66	%(4)	0.68%	0.66%	0.66%	0.66%

Net investment income	4.73	%(6)	4.92%		5.42%	5.47%	5.43%	5.71%

Portfolio Turnover of the Portfolio(7)	—		32%		38%	39%	41%	34%

Portfolio Turnover of the Fund	38	%(3)	18	%(8)	—	—	—	—

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Not annualized.

(4)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.02% and 0.02% of average daily net assets for the six months ended April 30, 2021 and the year ended October 31, 2020, respectively). Absent this reimbursement, total return would be lower.

(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.

(6)	Annualized.

(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.

(8)	For the period from June 15, 2020 through October 31, 2020 when the Fund was making investments directly in securities.

References to Portfolio herein are to Boston Income Portfolio, a Massachusetts business trust in which the Fund invested all of its investable assets prior to the close of business on June 12, 2020 and which had the same investment objectives and policies as the Fund during such period.

26	See Notes to Financial Statements.

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to provide a high level of current income. The Fund’s secondary objectives are to seek growth of income and capital. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase and, effective November 5, 2020, automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I, Class R and Class R6 shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class R6 shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

27

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and dividends have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of April 30, 2021, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Forward Foreign Currency Exchange Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

28

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

J  When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Securities purchased on a delayed delivery or when-issued basis are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2021 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At October 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $288,758,075 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at October 31, 2020, $54,814,869 are short-term and $233,943,206 are long-term.

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$6,584,783,935

Gross unrealized appreciation	$112,275,309

Gross unrealized depreciation	(51,838,010)

Net unrealized appreciation	$60,437,299

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR) as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and BMR became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with BMR, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with BMR in effect prior to March 1, 2021), the investment adviser fee is computed at an annual rate of 0.625% of the Fund’s average daily net assets up to $1.5 billion, 0.60% from $1.5 billion but less than $2 billion, 0.575% from $2 billion but less than $5 billion, 0.555% from $5 billion but less than $10 billion, and 0.535% of average daily net assets of $10 billion and over, and is payable monthly. For the six months ended April 30, 2021, the Fund’s investment adviser fee amounted to $19,210,075 or 0.58% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated a portion of the investment management of the Fund to Eaton Vance Advisers International Ltd. (EVAIL), an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, BMR entered into a new sub-advisory agreement with EVAIL, which took effect on March 1, 2021. BMR pays EVAIL a portion of its investment adviser fee for sub-advisory services provided to the Fund. The Fund may invest its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM, an affiliate of BMR and, effective March 1, 2021, an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. BMR and EVM have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.00%, 1.75%, 0.75%, 1.25% and 0.66% of the Fund’s average daily net assets for Class A, Class C, Class I, Class R and Class R6, respectively. This agreement may be changed or terminated after February 28, 2022. Pursuant to this agreement, BMR and EVM were allocated $541,768 of the Fund’s operating expenses for the six months ended April 30, 2021.

29

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended April 30, 2021, EVM earned $83,870 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $52,208 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2021. EVD also received distribution and service fees from Class A, Class C and Class R shares (see Note 4) and contingent deferred sales charges (see Note 5).

Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2021, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended April 30, 2021 amounted to $1,116,421 for Class A shares.

The Fund also has in effect distribution plans for Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended April 30, 2021, the Fund paid or accrued to EVD $268,006 for Class C shares. The Class R Plan requires the Fund to pay EVD an amount up to 0.50% per annum of its average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% per annum of the average daily net assets attributable to Class R shares. For the six months ended April 30, 2021, the Fund paid or accrued to EVD $32,882 for Class R shares.

Pursuant to the Class C and Class R Plans, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended April 30, 2021 amounted to $89,336 and $32,882 for Class C and Class R shares, respectively.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended April 30, 2021, the Fund was informed that EVD received approximately $31,000 and $1,000 of CDSCs paid by Class A and Class C shareholders, respectively.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $2,424,965,102 and $2,574,736,182, respectively, for the six months ended April 30, 2021.

30

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Sales	20,150,769	54,858,036

Issued to shareholders electing to receive payments of distributions in Fund shares	4,130,917	7,637,957

Redemptions	(21,709,054)	(44,131,621)

Converted from Class C shares	3,666,193	1,952,060

Net increase	6,238,825	20,316,432

Class C	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Sales	1,456,071	2,387,526

Issued to shareholders electing to receive payments of distributions in Fund shares	293,795	878,599

Redemptions	(1,677,307)	(5,481,377)

Converted to Class A shares	(3,658,998)	(1,948,250)

Net decrease	(3,586,439)	(4,163,502)

Class I	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Sales	156,442,703	484,657,259

Issued to shareholders electing to receive payments of distributions in Fund shares	21,704,178	44,972,575

Redemptions	(202,648,661)	(394,058,138)

Net increase (decrease)	(24,501,780)	135,571,696

Class R	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Sales	567,932	1,044,009

Issued to shareholders electing to receive payments of distributions in Fund shares	121,428	303,841

Redemptions	(1,074,506)	(2,576,243)

Net decrease	(385,146)	(1,228,393)

31

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

Class R6	Six Months Ended April 30, 2021 (Unaudited)	Year Ended October 31, 2020

Sales	32,432,459	190,215,833

Issued to shareholders electing to receive payments of distributions in Fund shares	6,322,030	4,079,501

Redemptions	(35,807,179)	(23,575,712)

Net increase	2,947,310	170,719,622

8  Restricted Securities

At April 30, 2021, the Fund owned the following securities (representing 0.5% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Common Stocks

Ascent CNR Corp., Class A	4/25/16, 11/16/16	32,029,863	$18,931	$6,726,271

Extraction Oil & Gas, Inc.	1/28/21	18,798	278,014	782,770

HF Holdings, Inc.	10/27/09	3,400	182,661	194,208

New Cotai Participation Corp., Class B	4/12/13	36	1,111,500	0

Nine Point Energy Holdings, Inc.	7/15/14, 10/21/14	157,059	7,228,624	0

Total Common Stocks			$8,819,730	$7,703,249

Convertible Preferred Stocks

Nine Point Energy Holdings, Inc., Series A, 12.00% (PIK)	5/26/17	2,928	$2,928,000	$0

Total Convertible Preferred Stocks			$2,928,000	$0

Miscellaneous

PGP Investors, LLC, Membership Interests	10/23/12, 2/18/15 4/23/18, 11/30/20	55,373	$6,518,580	$25,783,156

Total Miscellaneous			$6,518,580	$25,783,156

Total Restricted Securities			$18,266,310	$33,486,405

9  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2021 is included in the Portfolio of Investments. At April 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Fund enters into forward foreign currency exchange contracts.

32

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At April 30, 2021, the Fund had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at April 30, 2021 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$758,113	(1)	$—

Total Derivatives subject to master netting or similar agreements	$758,113		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts.

The Fund’s derivative assets at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Fund’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets as of April 30, 2021.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank, N.A.	$213,114	$—	$—	$—	$213,114

Goldman Sachs International	209,711	—	—	(110,000)	99,711

HSBC Bank USA, N.A.	60,595	—	—	—	60,595

State Street Bank and Trust Company	274,693	—	(274,693)	—	—

	$758,113	$—	$(274,693)	$(110,000)	$373,420

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

33

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the six months ended April 30, 2021 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$(5,017,244)	$(683,329)

(1)	Statement of Operations location: Net realized gain (loss) – Forward foreign currency exchange contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts (based on the absolute value of notional amounts of currency purchased and currency sold) outstanding during the six months ended April 30, 2021, which is indicative of the volume of this derivative type, was approximately $168,657,000.

10  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 26, 2021. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2020, an upfront fee and arrangement fee totaling $950,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended April 30, 2021.

11  Investments in Affiliated Funds

At April 30, 2021, the value of the Fund’s investment in affiliated funds was $294,210,006, which represents 4.5% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the six months ended April 30, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$156,720,062	$1,368,524,088	$(1,231,034,144)	$—	$—	$294,210,006	$111,149	294,210,006

12  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

Eaton Vance

Income Fund of Boston

April 30, 2021

Notes to Financial Statements (Unaudited) — continued

At April 30, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Common Stocks	$46,644,043	$—	$7,703,249	$54,347,292

Convertible Bonds	—	11,274,613	—	11,274,613

Convertible Preferred Stocks	29,995,448	—	0	29,995,448

Corporate Bonds	—	5,730,055,573	23,294,672	5,753,350,245

Preferred Stocks	28,521,278	—	—	28,521,278

Senior Floating-Rate Loans	—	446,981,083	—	446,981,083

Miscellaneous	—	—	25,783,156	25,783,156

Short-Term Investments	—	294,210,006	—	294,210,006

Total Investments	$105,160,769	$6,482,521,275	$56,781,077	$6,644,463,121

Forward Foreign Currency Exchange Contracts	$—	$758,113	$—	$758,113

Total	$105,160,769	$6,483,279,388	$56,781,077	$6,645,221,234

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2021 is not presented.

13  Risks and Uncertainties

Credit Risk

The Fund primarily invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade. Risk of loss upon default by the borrower is significantly greater with respect to such debt than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

35

Eaton Vance

Income Fund of Boston

April 30, 2021

Joint Special Meeting of Shareholders (Unaudited)

Eaton Vance Income Fund of Boston (the “Fund”) held a Joint Special Meeting of Shareholders with certain other Eaton Vance funds on February 18, 2021 for the following purposes: (1) to approve a new investment advisory agreement with Boston Management and Research to serve as the Fund’s investment adviser (“Proposal 1”); and (2) to approve a new investment sub-advisory agreement with Eaton Vance Advisers International Ltd. to serve as the Fund’s investment sub-adviser (“Proposal 2”). The shareholder meeting results are as follows:

	Number of Shares(1)
	For	Against	Abstain(2)	Broker Non-Votes(2)

Proposal 1	876,558,003.762	4,650,715.358	13,185,996.845	0

Proposal 2	876,023,357.780	4,889,385.004	13,481,973.181	0

(1)	Fractional shares were voted proportionately.

(2)

Abstentions and broker non-votes (i.e., shares for which a broker returns a proxy but for which (i) the beneficial owner has not voted and (ii) the broker holding the shares does not have discretionary authority to vote on the particular matter) were treated as shares that were present at the meeting for purposes of establishing a quorum, but had the effect of a negative vote on each Proposal.

36

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

Even though the following description of the Board’s (as defined below) consideration of investment advisory and, as applicable, sub-advisory agreements covers multiple funds, for purposes of this shareholder report, the description is only relevant as to Eaton Vance Income Fund of Boston.

Fund	Investment Adviser	Investment Sub-Adviser

Eaton Vance Income Fund of Boston	Boston Management and Research	Eaton Vance Advisers International Ltd.

At a meeting held on November 24, 2020 (the “November Meeting”), the Board of each Eaton Vance open-end Fund and portfolios in which each such Fund invests, as applicable (each, a “Fund” and, collectively, the “Funds”), including a majority of the Board members (the “Independent Trustees”) who are not “interested persons” (as defined in the Investment Company Act of 1940 (the “1940 Act”)) of the Funds, Eaton Vance Management (“EVM”) or Boston Management and Research (“BMR” and, together with EVM, the “Advisers”), voted to approve a new investment advisory agreement between each Fund and either EVM or BMR (the “New Investment Advisory Agreements”) and, for certain Funds, a new investment sub-advisory agreement between an Adviser and the applicable Sub-Adviser (the “New Investment Sub-Advisory Agreements”1 and, together with the New Investment Advisory Agreements, the “New Agreements”), each of which is intended to go into effect upon the completion of the Transaction (as defined below), as more fully described below. In voting its approval of the New Agreements at the November Meeting, the Board relied on an order issued by the Securities and Exchange Commission in response to the impacts of the COVID-19 pandemic that provided temporary relief from the in-person meeting requirements under Section 15 of the 1940 Act.

In voting its approval of the New Agreements, the Board of each Fund relied upon the recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to and during meetings leading up to the November Meeting, the Contract Review Committee reviewed and discussed information furnished by the Advisers, the Sub-Advisers, and Morgan Stanley, as requested by the Independent Trustees, that the Contract Review Committee considered reasonably necessary to evaluate the terms of the New Agreements and to form its recommendation. Such information included, among other things, the terms and anticipated impacts of Morgan Stanley’s pending acquisition of Eaton Vance Corp. (the “Transaction”) on the Funds and their shareholders. In addition to considering information furnished specifically to evaluate the impact of the Transaction on the Funds and their respective shareholders, the Board and its Contract Review Committee also considered information furnished for prior meetings of the Board and its committees, including information provided in connection with the annual contract review process for the Funds, which most recently culminated in April 2020 (the “2020 Annual Approval Process”).

The Board of each Fund, including the Independent Trustees, concluded that the applicable New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and it voted to approve the New Investment Advisory Agreement and, as applicable, New Investment Sub-Advisory Agreement and to recommend that shareholders do so as well.

Shortly after the announcement of the Transaction, the Board, including all of the Independent Trustees, met with senior representatives from the Advisers and Morgan Stanley at its meeting held on October 13, 2020 to discuss certain aspects of the Transaction and the expected impacts of the Transaction on the Funds and their shareholders. As part of the Board’s evaluation process, counsel to the Independent Trustees, on behalf of the Contract Review Committee, requested additional information to assist the Independent Trustees in their evaluation of the New Agreements and the implications of the Transaction, as well as other contractual arrangements that may be affected by the Transaction. The Contract Review Committee considered information furnished by the Advisers and Morgan Stanley, their respective affiliates, and, as applicable, the Sub-Advisers during meetings on November 5, 2020, November 10, 2020, November 13, 2020, November 17, 2020 and November 24, 2020.

During its meetings on November 10, 2020 and November 17, 2020, the Contract Review Committee further discussed the approval of the New Agreements with senior representatives of the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley. The representatives from the Advisers, the Affiliated Sub-Advisers, and Morgan Stanley each made presentations to, and responded to questions from, the Independent Trustees. The Contract Review Committee considered the Advisers’, the Affiliated Sub-Advisers’ and Morgan Stanley’s responses related to the Transaction and specifically to the Funds, as well as information received in connection with the 2020 Annual Approval Process, with respect to its evaluation of the New Agreements. Among other information, the Board considered:

[1]

With respect to certain of the Funds, the applicable Adviser is currently a party to a sub-advisory agreement (collectively, the “Current Sub-Advisory Agreements”) with Atlanta Capital Management Company, LLC (“Atlanta Capital”), BMO Global Asset Management (Asia) Limited, Eaton Vance Advisers International Ltd. (“EVAIL”), Goldman Sachs Asset Management, L.P., Hexavest Inc. (“Hexavest”), Parametric Portfolio Associates LLC (“Parametric”) or Richard Bernstein Advisors LLC (collectively, the “Sub-Advisers” and, with respect to Atlanta Capital, EVAIL, Hexavest and Parametric, each an affiliate of the Advisers, the “Affiliated Sub-Advisers”). Accordingly, references to the “Sub-Advisers,” the “Affiliated Sub-Advisers” or the “New Sub-Advisory Agreements” are not applicable to all Funds.

37

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about the Transaction and its Terms

•

Information about the material terms and conditions, and expected impacts, of the Transaction that relate to the Funds, including the expected impacts on the businesses conducted by the Advisers, the Affiliated Sub-Advisers and Eaton Vance Distributors, Inc., as the distributor of Fund shares;

•	Information about the advantages of the Transaction as they relate to the Funds and their shareholders;

•	A commitment that the Funds would not bear any expenses, directly or indirectly, in connection with the Transaction;

•

A commitment that, for a period of three years after the Closing, at least 75% of each Fund’s Board members must not be “interested persons” (as defined in the 1940 Act) of the investment adviser (or predecessor investment adviser, if applicable) pursuant to Section 15(f)(1)(A) of the 1940 Act;

•

A commitment that Morgan Stanley would use its reasonable best efforts to ensure that it did not impose any “unfair burden” (as that term is used in section 15(f)(1)(B) of the 1940 Act) on the Funds as a result of the Transaction;

•

Information with respect to personnel and/or other resources of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as a result of the Transaction, as well as any expected changes to compensation, including any retention-based compensation intended to incentivize key personnel at the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	Information regarding any changes that are expected with respect to the Funds’ slate of officers as a result of the Transaction;

Information about Morgan Stanley

•	Information about Morgan Stanley’s overall business, including information about the advisory, brokerage and related businesses that Morgan Stanley operates;

•	Information about Morgan Stanley’s financial condition, including its access to capital and other resources required to support the investment advisory businesses related to the Funds;

•

Information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy, and any changes that Morgan Stanley contemplates implementing to the Funds in the short- or long-term following the closing of the Transaction (the “Closing”);

•

Information regarding risk management functions at Morgan Stanley and its affiliates, including how existing risk management protocols and procedures may impact the Funds and/or the businesses of the Advisers and their affiliates, including the Affiliated Sub-Advisers, as they relate to the Funds;

•

Information on the anticipated benefits of the Transaction to the Funds with respect to potential additional distribution capabilities and the ability to access new markets and customer segments through Morgan Stanley’s distribution network, including, in particular, its institutional client base;

•

Information regarding the financial condition and reputation of Morgan Stanley, its worldwide presence, experience as a fund sponsor and manager, commitment to maintain a high level of cooperation with, and support to, the Funds, strong client service capabilities, and relationships in the asset management industry;

Information about the New Agreements for Funds

•	A representation that, after the Closing, all of the Funds will continue to be advised by their current Adviser and Sub-Adviser, as applicable;

•

Information regarding the terms of the New Agreements, including certain changes as compared to the current investment advisory agreement between each Fund and its Adviser (collectively, the “Current Advisory Agreements”) and, as applicable, the current investment sub-advisory agreement between a Fund and a Sub-Adviser (together with the Current Advisory Agreements, the “Current Agreements”);

•	Information confirming that the fee rates payable under the New Agreements are not changed as compared to the Current Agreements;

•

A representation that the New Agreements will not cause any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers to the Funds and their respective shareholders, including with respect to compliance and other non-advisory services;

Information about Fund Performance, Fees and Expenses

•

A report from an independent data provider comparing the investment performance of each Fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods as of the 2020 Annual Approval Process, as well as performance information as of a more recent date;

•

A report from an independent data provider comparing each Fund’s total expense ratio (and its components) to those of comparable funds as of the 2020 Annual Approval Process, as well as fee and expense information as of a more recent date;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the Advisers in consultation with the Portfolio Management Committee of the Board as of the 2020 Annual Approval Process, as well as corresponding performance information as of a more recent date;

•

Comparative information concerning the fees charged and services provided by the Adviser and the Sub-Adviser to each Fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such Fund(s), if any;

•

Profitability analyses of the Advisers and the Affiliated Sub-Advisers, as applicable, with respect to each of the Funds as of the 2020 Annual Approval Process, as well as information regarding the impact of the Transaction on profitability;

38

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval — continued

Information about Portfolio Management and Trading

•	Descriptions of the investment management services currently provided and expected to be provided to each Fund after the Transaction, as well as each of the Funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of Fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about any changes to the policies and practices of the Advisers and, as applicable, each Fund’s Sub-Adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information regarding the impact on trading and access to capital markets associated with the Funds’ affiliations with Morgan Stanley and its affiliates, including potential restrictions with respect to the Funds’ ability to execute portfolio transactions with Morgan Stanley and its affiliates;

Information about the Advisers and the Sub-Advisers

•

Information about the financial results and condition of the Advisers and the Affiliated Sub-Advisers since the culmination of the 2020 Annual Approval Process and any material changes in financial condition that are reasonably expected to occur before and after the Closing;

•

Information regarding contemplated changes to the individual investment professionals whose responsibilities include portfolio management and investment research for the Funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable, post-Closing;

•	The Code of Ethics of the Advisers and their affiliates, including the Affiliated Sub-Advisers, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the Advisers and their affiliates, including the Affiliated Sub-Advisers, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the Advisers and their affiliates, including the Affiliated Sub-Advisers;

•	A description of the Advisers’ oversight of the Sub-Advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by the Advisers and their affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by EVM and/or administrator to each of the Funds;

•	Confirmation that the Advisers intend to continue to manage the Funds in a manner materially consistent with each Fund’s current investment objective(s) and principal investment strategies;

•	Information regarding Morgan Stanley’s commitment to maintaining competitive compensation arrangements to attract and retain highly qualified personnel;

•	Confirmation that the Advisers’ current senior management teams have indicated their strong support of the Transaction; and

•

Information regarding the fact that Morgan Stanley and Eaton Vance Corp. will each derive benefits from the Transaction and that, as a result, they have a financial interest in the matters that were being considered.

As indicated above, the Board and its Contract Review Committee also considered information received at its regularly scheduled meetings throughout the year, which included information from portfolio managers and other investment professionals of the Advisers and the Sub-Advisers regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the Funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the Funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the Funds, and received and participated in reports and presentations provided by the Advisers and their affiliates, including the Affiliated Sub-Advisers, with respect to such matters.

The Contract Review Committee was advised throughout the evaluation process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating the New Agreements and the weight to be given to each such factor. The conclusions reached with respect to the New Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Independent Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to the New Agreements.

Nature, Extent and Quality of Services

In considering whether to approve the New Agreements, the Board evaluated the nature, extent and quality of services currently provided to each Fund by the Advisers and, as applicable, the Sub-Advisers under the Current Agreements. In evaluating the nature, extent and quality of services to be provided by

39

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval — continued

the Advisers and the Sub-Advisers under the New Agreements, the Board considered, among other information, the expected impact, if any, of the Transaction on the operations, facilities, organization and personnel of the Advisers and the Sub-Advisers, and that Morgan Stanley and the Advisers have advised the Board that, following the Transaction, there is not expected to be any diminution in the nature, extent and quality of services provided by the Advisers and the Sub-Advisers, as applicable, to the Funds and their shareholders, including compliance and other non-advisory services, and that there are not expected to be any changes in portfolio management personnel as a result of the Transaction.

The Board also considered the financial resources of Morgan Stanley and the Advisers and the importance of having a Fund manager with, or with access to, significant organizational and financial resources. The Board considered the benefits to the Funds of being part of a larger combined organization with greater financial resources following the Transaction, particularly during periods of market disruptions and volatility. In this regard, the Board considered information provided by Morgan Stanley regarding its business and operating structure, scale of operation, leadership and reputation, distribution capabilities, and financial condition, as well as information on how the Funds are expected to fit within Morgan Stanley’s overall business strategy and any changes that Morgan Stanley contemplates in the short- or long-term following the Closing. The Board also noted Morgan Stanley’s and the Advisers’ commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers, and existing Morgan Stanley affiliates and their respective personnel.

The Board considered the Advisers’ and the Sub-Advisers’ management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to each Fund. In particular, the Board considered the abilities and experience of the Advisers’ and, as applicable, the Sub-Advisers’ investment professionals in implementing each Fund’s investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Advisers and other factors, including the reputation and resources of the Advisers to recruit and retain highly qualified research, advisory and supervisory investment professionals. With respect to the recruitment and retention of key personnel, the Board noted information from Morgan Stanley and the Advisers regarding the benefits of joining Morgan Stanley. In addition, the Board considered the time and attention devoted to the Funds by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. With respect to the foregoing, the Board also considered information from the Advisers and Morgan Stanley regarding the anticipated impact of the Transaction on such matters. The Board also considered the business-related and other risks to which the Advisers or their affiliates may be subject in managing the Funds and in connection with the Transaction.

The Board considered the compliance programs of the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Advisers and their affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority. The Board also considered certain information relating to the compliance record of Morgan Stanley and its affiliates, including information requests in recent years from regulatory authorities. With respect to the foregoing, including the compliance programs of the Advisers and the Sub-Advisers, the Board noted information regarding the impacts of the Transaction, as well as the Advisers’ and Morgan Stanley’s commitment to keep the Board apprised of developments with respect to its long-term integration plans for the Advisers, the Affiliated Sub-Advisers and existing Morgan Stanley affiliates and their respective personnel.

The Board considered other administrative services provided and to be provided or overseen by the Advisers and their affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges. The Board noted information that the Transaction was not expected to have any material impact on such matters in the near-term.

In evaluating the nature, extent and quality of the services to be provided under the New Agreements, the Board also considered investment performance information provided for each Fund in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. In this regard, the Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices and, for certain Funds, a custom peer group of similarly managed funds. The Board also considered, where applicable, Fund-specific performance explanations based on criteria established by the Board in connection with the 2020 Annual Approval Process and, where applicable, performance explanations as of a more recent date. In addition to the foregoing information, it was also noted that the Board has received and discussed with management information throughout the year at periodic intervals comparing each Fund’s performance against applicable benchmark indices and peer groups. In addition, the Board considered each Fund’s performance in light of overall financial market conditions. Where a Fund’s relative underperformance to its peers was significant during one or more specified periods, the Board noted the explanation from the applicable Adviser concerning the Fund’s relative performance versus its peer group.

After consideration of the foregoing factors, among others, and based on their review of the materials provided and the assurances received from, and recommendations of, the Advisers and Morgan Stanley, the Board determined that the Transaction was not expected to adversely affect the nature, extent and quality of services provided to the Funds by the Advisers and their affiliates, including the Affiliated Sub-Advisers, and that the Transaction was not expected to have an adverse effect on the ability of the Advisers and their affiliates, including the Affiliated Sub-Advisers, to provide those services. The Board concluded that the nature, extent and quality of services expected to be provided by the Advisers and the Sub-Advisers, taken as a whole, are appropriate and expected to be consistent with the terms of the New Agreements.

40

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval — continued

Management Fees and Expenses

The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”) in connection with the 2020 Annual Approval Process, as well as information provided as of a more recent date. As part of its review, the Board considered each Fund’s management fees and total expense ratio over various periods, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors, and, where applicable, certain Fund-specific factors, that had an impact on a Fund’s total expense ratio relative to comparable funds, as identified by the Advisers in response to inquiries from the Contract Review Committee. The Board considered that the New Agreements do not change a Fund’s management fee rate or the computation method for calculating such fees, including any separately executed permanent contractual management fee reduction currently in place for the Fund.

The Board also received and considered, where applicable, information about the services offered and the fee rates charged by the Advisers and the Sub-Advisers to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as a Fund. In this regard, the Board received information about the differences in the nature and scope of services the Advisers and the Sub-Advisers, as applicable, provide to the Funds as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Advisers and such Sub-Advisers as between each Fund and other types of accounts.

After considering the foregoing information, and in light of the nature, extent and quality of the services expected to be provided by the Advisers and the Sub-Advisers, the Board concluded that the management fees charged for advisory and related services are reasonable with respect to its approval of the New Agreements.

Profitability and “Fall-Out” Benefits

During the 2020 Annual Approval Process, the Board considered the level of profits realized by the Advisers and relevant affiliates thereof, including the Affiliated Sub-Advisers, in providing investment advisory and administrative services to the Funds and to all Eaton Vance funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Advisers and their affiliates to third parties in respect of distribution or other services. In light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Advisers and their affiliates, including the Sub-Advisers, were not deemed to be excessive by the Board.

The Board noted that Morgan Stanley and the Advisers are expected to realize, over time, cost savings from the Transaction based on eliminating duplicate corporate overhead expenses. The Board considered, however, information from the Advisers and Morgan Stanley that such cost savings are not expected to be realized immediately upon the Closing and that, accordingly, there are currently no specific expected changes in the levels of profitability associated with the advisory and other services provided to the Funds that are contemplated as a result of the Transaction. The Board noted that it will continue to receive information regarding profitability during its annual contract review processes, including the extent to which cost savings and/or other efficiencies result in changes to profitability levels.

The Board also considered direct or indirect fall-out benefits received by the Advisers and their affiliates, including the Affiliated Sub-Advisers, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Advisers and their affiliates as a result of securities transactions effected for the Funds and other investment advisory clients. In evaluating the fall-out benefits to be received by the Advisers and their affiliates under the New Agreements, the Board considered whether the Transaction would have an impact on the fall-out benefits currently realized by the Advisers and their affiliates in connection with services provided pursuant to the Current Advisory Agreements.

The Board of each Fund considered that Morgan Stanley may derive reputational and other benefits from its ability to use the names of the Advisers and their affiliates in connection with operating and marketing the Funds. The Board considered that the Transaction, if completed, would significantly increase Morgan Stanley’s assets under management and expand Morgan Stanley’s investment capabilities.

Economies of Scale

The Board also considered the extent to which the Advisers and their affiliates, on the one hand, and the Funds, on the other hand, can expect to realize benefits from economies of scale as the assets of the Funds increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific Fund or group of funds. As part of the 2020 Annual Approval Process, the Board reviewed data summarizing the increases and decreases in the assets of the Funds and of all Eaton Vance funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Advisers and their affiliates may have been affected by such increases or decreases.

The Board noted that Morgan Stanley and the Advisers are expected to benefit from possible growth of the Funds resulting from enhanced distribution capabilities, including with respect to the Funds’ potential access to Morgan Stanley’s institutional client base. Based upon the foregoing, the Board concluded that the Funds currently share in the benefits from economies of scale, if any, when they are realized by the Advisers, and that the Transaction is not expected to impede a Fund from continuing to benefit from any future economies of scale realized by its Adviser.

41

Eaton Vance

Income Fund of Boston

April 30, 2021

Board of Trustees’ Contract Approval — continued

Conclusion

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described above, the Contract Review Committee recommended to the Board approval of the New Agreements. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, unanimously voted to approve the New Agreements for the Funds and recommended that shareholders approve the New Agreements.

42

Eaton Vance

Income Fund of Boston

April 30, 2021

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

43

Eaton Vance Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

∎   Social Security number and income

∎    investment experience and risk tolerance

∎   checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

To limit our sharing

Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Please note:

If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

44

Eaton Vance Funds

Privacy Notice — continued	April 2021

Page 2

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?

We collect your personal information, for example, when you

∎   open an account or make deposits or withdrawals from your account

∎    buy securities from us or make a wire transfer

∎   give us your contact information

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

∎   sharing for affiliates’ everyday business purposes — information about your creditworthiness

∎   affiliates from using your information to market to you

∎    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

∎   Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ∎ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ∎ Eaton Vance doesn’t jointly market.
Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

45

Eaton Vance Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Sub-Adviser

Eaton Vance Advisers International Ltd.

125 Old Broad Street

London, EC2N 1AR

United Kingdom

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*

FINRA BrokerCheck.  Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7710    4.30.21

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	June 24, 2021